BORROWING (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 31, 2020	Mar. 12, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Restricted cash			$ 16,164	$ 152
HCRM
Disclosure of detailed information about borrowings [line items]
Maturity term			6 years
Term, no principal payments required			3 years
Term, no principal payments if revenue targets unmet			2 years
Percentage of principal amount of term loan being repaid or prepaid			4.00%
HCRM | Period from January 1, 2021, to December 31, 2029
Disclosure of detailed information about borrowings [line items]
Percentage of royalty income on net revenues			4.00%
HCRM | Period for trailing four quarters ending March 31, 2021
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			6.70%
HCRM | Fixed rate | Period from January 1, 2021, to December 31, 2029
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			8.20%
HCRM | Minimum
Disclosure of detailed information about borrowings [line items]
Restricted cash			$ 16,000
HCRM | Maximum | Period from January 1, 2021, to December 31, 2029
Disclosure of detailed information about borrowings [line items]
Royalty income			$ 75,000
HCRM | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			16.50%
HCRM | Credit Agreement
Disclosure of detailed information about borrowings [line items]
Term loan received		$ 30,000
HCRM | Credit Agreement, second tranche
Disclosure of detailed information about borrowings [line items]
Term loan received	$ 50,000